Long-term Debt	3 Months Ended
Mar. 31, 2012
Long-term Debt

6. Long-term Debt

Revolver

As of March 31, 2012, net of outstanding indebtedness of $617.0 million and letters of credit of $2.5 million, we had remaining borrowing capacity of $380.5 million on the Revolver. The weighted average interest rate on borrowings outstanding under the Revolver during the first quarter of 2012 was approximately 2.9%. We do not have a public rating for the Revolver. As of March 31, 2012, we were in compliance with all covenants under the Revolver.